Pension and Other Postretirement Benefits - Schedule of Accumulated Benefit Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Qualified Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Accumulated benefit obligation	$ 794,919	$ 811,184
SERP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Accumulated benefit obligation	$ 33,894	$ 35,362